Segment and Geographical Financial Information (Tables)	3 Months Ended	12 Months Ended
	May 03, 2014	Feb. 01, 2014
Segment Reporting [Abstract]
Summary of Operating Segments Information

Summary information for our operating segments is presented below (in thousands).

	Three months ended
	May 3, 2014	May 4, 2013
Net Sales
Wholesale	$37,322	$28,971
Direct-to-consumer	16,130	11,392

Total net sales	$53,452	$40,363

Operating Income
Wholesale	$13,078	$7,448
Direct-to-consumer	2,477	2,035

Subtotal	15,555	9,483
Unallocated expenses	(10,348)	(7,583)

Total operating income	$5,207	$1,900

Capital Expenditures
Wholesale	$90	$125
Direct-to-consumer	1,115	817
Unallocated corporate	133	—

Total capital expenditures	$1,338	$942

Summary information for our operating segments is presented below (in thousands).

	Fiscal Year
	2013	2012	2011
Net Sales
Wholesale	$229,114	$203,107	$151,921
Direct-to-consumer	59,056	37,245	23,334

Total net sales	$288,170	$240,352	$175,255

Operating Income
Wholesale	$81,822	$72,913	$62,635
Direct-to-consumer	10,435	4,465	559

Subtotal	92,957	77,378	63,194
Unallocated expenses	(42,904)	(36,442)	(20,277)

Total operating income	$49,353	$40,936	42,917

Capital Expenditures
Wholesale	$1,832	$459	$146
Direct-to-consumer	8,241	1,362	1,304

Total capital expenditures	$10,073	$1,821	$1,450

Summary of Assets by Operating Segments

	Three months ended
	May 3, 2014	May 4, 2013
Net Sales
Wholesale	$37,322	$28,971
Direct-to-consumer	16,130	11,392

Total net sales	$53,452	$40,363

Operating Income
Wholesale	$13,078	$7,448
Direct-to-consumer	2,477	2,035

Subtotal	15,555	9,483
Unallocated expenses	(10,348)	(7,583)

Total operating income	$5,207	$1,900

Capital Expenditures
Wholesale	$90	$125
Direct-to-consumer	1,115	817
Unallocated corporate	133	—

Total capital expenditures	$1,338	$942

	May 3, 2014	February 1, 2014
Total Assets
Wholesale	$50,381	$78,122
Direct-to-consumer	23,395	24,169
Unallocated corporate	314,815	312,051

Total assets	$388,591	$414,342

	February 1, 2014	February 2, 2013
Total Assets
Wholesale	$78,122	$60,627
Direct-to-consumer	24,169	14,679
Unallocated corporate	312,051	165,986
Discontinued operations	—	200,832

Total assets	$414,342	$442,124

Summary of Sales Results on Geographic Basis

Sales results are presented on a geographic basis below, in thousands.

	2013	2012	2011
Domestic	$265,622	$221,632	$159,932
International	22,548	18,720	15,323

Total net sales	$288,170	$240,352	$175,255